Share-Based Compensation - Summary of Incentive Units Activity (Details) - Incentive Units [Member]	9 Months Ended
Sep. 30, 2024 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding at beginning of period | shares	9,992
Granted | shares	20,620
Forfeited | shares	(1,011)
Outstanding at end of period | shares	29,601
Outstanding at beginning of period | $ / shares	$ 3,590
Granted | $ / shares	3,576
Forfeited | $ / shares	3,457
Outstanding at end of period | $ / shares	$ 5,059